Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2013	2012
Accounts payable	$18,668	$21,921
Payable for assets acquired (Note 12)	123,675	121,125
Accrued Interest	1,940	49,453
Deferred revenue	25,558	29,122
Accrued liabilities	9,206	9,000
Total	$179,047	$230,621